VESSELS AND EQUIPMENT - Schedule of Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessels and equipment [Roll Forward]
Net Carry Value, beginning balance	$ 1,477,395
Disposals		$ 173,203
Depreciation	(141,748)	(141,043)	$ (52,607)
Net Carry Value, ending balance	2,342,130	1,477,395
Vessels and Equipment [Member]
Vessels and equipment [Roll Forward]
Additions	894	215
Vessels and equipment [Member]
Vessels and equipment [Roll Forward]
Balance, beginning of period	1,635,011	1,311,544	943,651
Accumulated Depreciation beginning balance	(157,616)	(122,346)	(81,732)
Net Carry Value, beginning balance	1,477,395	1,189,198	861,919
Vessels and equipment acquired upon the Merger			132,712
Additions			101,752
Depreciation	(77,547)	(53,369)	(40,614)
Balance, end of period	2,577,293	1,635,011	1,311,544
Accumulated Depreciation ending balance	(235,163)	(157,616)	(122,346)
Net Carry Value, ending balance	2,342,130	1,477,395	1,189,198
Newbuildings [Member]
Vessels and equipment [Roll Forward]
Transfers from Newbuildings	$ 941,388	532,766	$ 133,429
Impairment charge - asset cost [Member]
Vessels and equipment [Roll Forward]
Impairment loss		36,311
Impairment charge - asset acc. deprecation [Member]
Vessels and equipment [Roll Forward]
Impairment loss		$ 18,099